Note 9 - Stock Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	23,304	6.77
Granted	-	-
Vested	(7,729)	8.56
Forfeited	-	-
Unvested on September 30, 2020	15,575	5.88